SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment Useful Lives
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets as follows:

Years

Buildings	50
Computers, software and electronic equipment	3 - 10
Office furniture and equipment	5 - 17
Vehicles	3 - 7
Leasehold improvements	Over the term of the lease or the useful life of the improvements, whichever is shorter

Schedule of Intangible Assets Estimated Useful Life
Intangible assets subject to amortization are initially recognized based on the fair value allocated to them, and subsequently stated at amortized cost. The assets are amortized over their estimated useful lives using  the straight line method over an estimated period during which benefits are expected to be received, in accordance with ASC 350, "Intangible - Goodwill and Other" ("ASC 350") as the following weighted average  in years:

Years

Technology	7.9
Customer relationships	6.8
Marketing rights and patents	12.1
Backlog	1.0

Schedule of Calculation of Numerator and Denominator in Basic and Diluted Net Earnings (Loss) Per Share
The following table sets forth the computation of basic and diluted net earnings (loss) per share:

1.	Numerator:

	Year ended December 31,
	2013	2012	2011
Numerator for basic and diluted net loss per share -
Net loss available to holders of Ordinary shares:
From continuing operations	$(9,577)	$(20,922)	$(1,851)
From discontinued operations	(8,320)	(2,270)	(3,999)

	(17,897)	(23,192)	(5,850)

2.	Denominator (number of shares in thousands):

Denominator for basic net loss per share -
Weighted average number of shares	41,961	41,410	40,929
Add-employee stock options and convertible subordinated notes	*) -	*) -	*) -

Denominator for diluted net earnings (loss) per share - adjusted weighted average shares assuming exercise of options	41,961	41,410	40,929

*)	Anti-dilutive.

Schedule of Accumulated Other Comprehensive Income, Net
The following table shows the components of Accumulated other comprehensive income, as of December 31, 2013:

	Year ended December 31, 2013
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$1,501	$1,363	$2,864
Other comprehensive income (loss) before reclassifications	90	568	658
Amounts reclassified from accumulated other comprehensive income	-	(1,931)	(1,931)

Net current-period other comprehensive loss	90	(1,363)	(1,273)

Ending balance	$1,591	$-	$1,591